Note 11 - Stockholders' Equity (Details) - Successor Equity Reconciliation from Inception (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	6 Months Ended		2 Months Ended					2 Months Ended	6 Months Ended		2 Months Ended	6 Months Ended	9 Months Ended	2 Months Ended	6 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	May 22, 2013	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013 Matching Warrants [Member] Preferred Stock [Member] Successor [Member]	Jun. 30, 2013 Matching Warrants [Member] Additional Paid-in Capital [Member] Successor [Member]	Jun. 30, 2013 Preferred Stock [Member] Successor [Member]	Jun. 30, 2014 Preferred Stock [Member] Successor [Member]	Dec. 31, 2013 Preferred Stock [Member] Successor [Member]	Jun. 30, 2013 Common Stock [Member] Successor [Member]	Jun. 30, 2014 Common Stock [Member] Successor [Member]	Dec. 31, 2013 Common Stock [Member] Successor [Member]	Jun. 30, 2013 Additional Paid-in Capital [Member] Successor [Member]	Jun. 30, 2014 Additional Paid-in Capital [Member] Successor [Member]	Dec. 31, 2013 Additional Paid-in Capital [Member] Successor [Member]	Jun. 30, 2013 Retained Earnings [Member] Successor [Member]	Jun. 30, 2014 Retained Earnings [Member] Successor [Member]	Dec. 31, 2013 Retained Earnings [Member] Successor [Member]	Jun. 30, 2013 Successor [Member]	Jun. 30, 2014 Successor [Member]	Jun. 30, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]
Note 11 - Stockholders' Equity (Details) - Successor Equity Reconciliation from Inception [Line Items]
Balance at (in Shares)							2,000,000	2,000,000	2,000,000	88,529,500	137,290,980	103,571,941
Balance at		$ 1,626,201	$ 1,626,201	$ 1,115,102				$ 20			$ 1,353		$ 881,267	$ 1,703,483	$ 1,212,038	$ (80)	$ (202,016)	$ (194,222)	$ 881,187			$ 1,115,102
Issuance (in Shares)	88,500,000	1,251,744	16,244,694		1,999,998		2			88,529,500	3,959
Issuance			44		20,000	20,000				885,296			885,296	44
Equity offering cost			(13,433)										(24,078)	(13,433)	24,078				(24,078)			24,078
Equity compensation expense													49		542				49			542
Net (loss) income			$ (4,460)													$ (80)	$ (7,794)	$ (194,222)	$ (80)	$ 1,488	$ (4,460)	$ (195,625)